Cash Reserve [Member] Annual Fund Operating Expenses - Cash Reserve - BLACKROCK LIQUID FEDERAL TRUST FUND	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Cash Reserve Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Component1 Other Expenses	0.40%	[1]
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	0.62%	[1]
Fee Waiver or Reimbursement	(0.05%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.57%	[1],[2]

[1]	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2024.
[2]
As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 34, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.17% of average daily net assets through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.